Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

The estimated useful life for the current period and comparative periods is as follows:

In Years
Land, roads and buildings	15-30
Installations and equipment (1)	8-25
Dikes and evaporating ponds (2)	20-40
Heavy mechanical equipment	5-15
Furniture, vehicles and equipment	3-10

(1)  Mainly 25 years

(2)  Mainly 40 years

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful life for the current period and comparative periods is as follows:

In Years
Concessions and mining rights – over the balance of the rights granted to the companies
Trademarks	15-20
Technology / patents	7-20
Customer relationships	15-25
Exploration and evaluation assets	8-10
Computer applications	3-10